Segment Information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Segment Information
NOTE 18. SEGMENT INFORMATION

The Company operates in one segment, the cultivation, manufacturing, distribution, and sale of cannabis. The Chief Executive Officer, the Chief Financial Officer, the Chief Operating Officer, and the Chief Commercial Officer of the Company have been identified as the Chief Operating Decision Makers (“CODM”) and manage the Company’s operations as a whole. For the purpose of evaluating financial performance and allocating resources, the CODM review certain financial information presented on a consolidated basis accompanied by information by customer and geographic region. For the years ended December 31, 2021, and 2020, the Company generated 99.6% and 98.0%, respectively, of its revenue in the U.S. with the remainder generated in Canada.